12. Repurchase Agreements	12 Months Ended
Dec. 31, 2019
Securities Sold under Agreements to Repurchase [Abstract]
Note 12. Repurchase Agreements

Securities sold under agreements to repurchase mature daily and consisted of the following as of the balance sheet dates:

December 31,	2019	2018

Current balance	$33,189,848	$30,521,565
Average balance	33,545,527	30,554,953
Highest month-end balance	38,868,833	32,938,807
Weighted average interest rate	0.89%	0.63%

Pledged Investment (1)
Amortized Cost	45,637,025	40,186,557
Fair Value	45,966,750	39,366,831

(1) U.S. GSE securities, Agency MBS, ABS and OAS, and CDs were pledged as collateral for the periods presented.